THE
                                   MATTERHORN
                                      GROWTH
                                      FUND, INC.



Dear Shareholders,

It is with anticipation and excitement, as well as closure and relief, that we face the year 1998 and the millennium.

The realignment of Matterhorn's portfolio to reflect high quality growth was completed by year end 1997. The investment strategy we are now employing is anticipated to produce superior returns for the Fund's shareholders.

The firm global financial support provided to Asian countries and the continued low or non-existent domestic inflation appears to support our bullish 1998 outlook. As predicted in the June 1997 fiscal year end message to shareholders of The Matterhorn Growth Fund, Inc., the market has broken the 8000 level.

What does 1998 hold for investors? The economic backdrop continues to favor lower, not higher, interest rates for the first quarter of 1998. Growth in the U.S. may slow due to foreign pressures, however, the U.S. markets will still have room to reach higher levels as U.S. equities continue to look attractive to investors throughout the world. Current sectors that we favor in this environment include the financial and media industries.

The recent portfolio changes bode well for you, our shareholders. We look forward to pursuing excellent performance in 1998. Thank you for your continuing confidence, encouragement and support.

Sincerely Yours,

/s/ Gregory A. Church                   /s/ Sheldon E. Goldberg

Gregory A. Church                       Sheldon E. Goldberg
President                               Chairman
The Matterhorn Growth Fund, Inc.        Matterhorn Asset Management Corp.
President
Matterhorn Asset Management Corp.

                        The Matterhorn Growth Fund, Inc.

SCHEDULE OF INVESTMENTS at December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
  Shares         COMMON STOCKS: 97.9%                               Market Value
--------------------------------------------------------------------------------

                 Auto: 2.3%
   6,000         Cooper Tire & Rubber .........................         $146,250
   2,625         Mark IV Industries ...........................           57,422
                                                                        --------
                                                                         203,672
                                                                        --------
                 Banking: 5.3%
   2,000         First Chicago NBD Corp. ......................          167,000
   6,000         First Union Corp. ............................          307,500
                                                                        --------
                                                                         474,500
                                                                        --------
                 Beverages: 2.9%
   7,000         PepsiCo, Inc. ................................          255,062
                                                                        --------

                 Broadcast Media: 1.6%
   5,000         US West Media Group* .........................          144,375
                                                                        --------

                 Chemicals: 4.7%
   3,000         DuPont (E.I.) deNemours ......................          180,188
   6,000         Nalco Chemical ...............................          237,375
                                                                        --------
                                                                         417,563
                                                                        --------
                 Computer Peripherals: 3.1%
   7,000         Sun Microsystems* ............................          279,125
                                                                        --------

                 Computer Software & Services: 4.3%
   6,000         Ascend Communications, Inc.* .................          147,375
   8,000         First Data Corp. .............................          234,000
                                                                        --------
                                                                         381,375
                                                                        --------
                 Consumer Products: 3.3%
   6,000         Kimberly-Clark Corp. .........................          295,875
                                                                        --------

                 Diversified: 7.0%
   6,000         Corning Inc. .................................          222,750
   3,500         FMC Corp.* ...................................          235,594
   4,000         General Signal Corp. .........................          168,750
                                                                        --------
                                                                         627,094
                                                                        --------
2

                        The Matterhorn Growth Fund, Inc.

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                 Drugs: 9.1%
   5,000         Amgen ........................................         $270,625
   6,000         Johnson & Johnson ............................          395,250
   2,000         Pfizer Inc. ..................................          149,125
                                                                        --------
                                                                         815,000
                                                                        --------
                 Electronics Industry: 8.6%
   4,000         AMP, Inc. ....................................          168,000
   7,000         Thermo Electron Corp.* .......................          311,500
   6,000         Thomas & Betts Corp. .........................          283,500
                                                                        --------
                                                                         763,000
                                                                        --------
                 Insurance: 9.5%
   1,400         General Re Corp. .............................          296,800
   5,000         NAC Re Corp. .................................          244,062
  14,000         USF&G Corp. ..................................          308,875
                                                                        --------
                                                                         849,737
                                                                        --------
                 Natural Gas: 1.2%
   3,000         Equitable Resources, Inc. ....................          106,125
                                                                        --------

                 Office Equipment & Supplies: 2.6%
   3,100         Xerox Corp. ..................................          228,819
                                                                        --------

                 Packaging: 3.4%
   6,000         Crown Cork & Seal Co., Inc. ..................          300,750
                                                                        --------

                 Petroleum Production: 3.1%
   5,000         Texaco Inc. ..................................          271,875
                                                                        --------

                 Pollution Control: 4.2%
   8,000         U.S. Filter Corp. ............................          239,500
   5,000         Waste Management .............................          137,500
                                                                        --------
                                                                         377,000
                                                                        --------
                 Publishing: 4.7%
   2,500         Media General, Class A .......................          104,531
   5,000         Pulitzer Publishing ..........................          314,063
                                                                        --------
                                                                         418,594
                                                                        --------

                        The Matterhorn Growth Fund, Inc.

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                Restaurants: 6.9%
     3,500      CPC International ..............................      $  378,000
    10,000      Wendy's International ..........................         240,625
                                                                      ----------
                                                                         618,625
                                                                      ----------
                Retail: 1.6%
    12,000      Heilig Meyers Co. ..............................         144,000
                                                                      ----------

                Semiconductor: 0.8%
     3,500      LSI Logic Corp.* ...............................          69,125
                                                                      ----------

                Technology: 4.9%
     6,000      Cognizant Corp. ................................         267,375
     3,000      Motorola .......................................         171,187
                                                                      ----------
                                                                         438,562
                                                                      ----------
                Transportation: 2.8%
     4,000      Union Pacific Corp. ............................         249,750
                                                                      ----------

                Total Common Stocks (cost $7,848,260) ..........       8,729,603
                                                                      ----------

Principal Amount     REPURCHASE AGREEMENT: 8.7%
------------------------------------------------------------------------------------------------------------------
    $776,000         Star Bank Repurchase Agreement, 5.50%, dated 12/31/1997,
                     due 1/2/1998, collateralized by $792,195 GNMA, 6.5%,
                     due 2/20/2024 (proceeds $776,234) (cost $776,000).......................              776,000
                                                                                                       -----------

                     Total Investment in Securities (cost $8,624,260+): 106.6%...............            9,505,603
                     Liabilities in excess of other assets: (6.6)%...........................             (586,189)
                                                                                                       -----------
                     Total Net Assets: 100.0%................................................          $ 8,919,414
                                                                                                       ===========

*Non-income producing security.

+ At December 31, 1997, the cost of securities for Federal tax purposes was $8,624,260. Unrealized appreciation and depreciation of securities, based on cost for Federal income tax purposes, were as follows:

                Gross unrealized appreciation ..................     $ 1,176,469
                Gross unrealized depreciation ..................       (295,126)
                                                                     -----------
                      Net unrealized appreciation ..............     $   881,343
                                                                     ===========

See Notes to Financial Statements.
4

                        The Matterhorn Growth Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $8,624,260).......................          $ 9,505,603
      Cash...................................................................................                  117
      Receivables for dividends and interest.................................................                9,496
      Prepaid expenses.......................................................................                7,247
      Other assets...........................................................................                2,477
                                                                                                       -----------
                  Total assets ..............................................................            9,524,940
                                                                                                       -----------

LIABILITIES
      Payables:
            Fund Shares redeemed.............................................................                2,252
            Investment securities purchased..................................................              586,507
      Due to Advisor (Note 3-A)..............................................................                7,943
      Due to Distributors (Note 3-C).........................................................                1,986
      Other accrued expenses.................................................................                6,838
                                                                                                       -----------
                  Total liabilities..........................................................              605,526
                                                                                                       -----------


NET ASSETS     ...................................................................                     $ 8,919,414
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($8,919,414/1,324,183 shares outstanding;
            100,000,000 shares authorized with $.001 par value) .............................                $6.74
                                                                                                       ===========

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................          $ 7,795,328
      Accumulated net investment loss........................................................             (161,762)
      Accumulated net realized gain on investments...........................................              404,505
      Net unrealized appreciation on investments.............................................              881,343
                                                                                                       -----------
                  Net assets ................................................................          $ 8,919,414
                                                                                                       ===========

See Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

STATEMENT OF OPERATIONS - Period Ended December 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 62,204
            Interest ........................................................................               23,546
                                                                                                          --------
                  Total investment income ...................................................               85,750
                                                                                                          --------
      Expenses
            Advisory fees (Note 3-A).........................................................               45,746
            Administration fees (Note 3-D)...................................................               20,164
            Officer's salary.................................................................               12,100
            12b-1 expense (Note 3-C).........................................................               11,436
            Accounting fees..................................................................                9,099
            Auditing fees....................................................................                8,066
            Registration fees................................................................                8,033
            Transfer agent fees..............................................................                7,202
            Custody fees.....................................................................                6,856
            Reports to shareholders..........................................................                4,285
            Legal fees.......................................................................                2,521
            Directors' fees..................................................................                2,276
            Insurance........................................................................                  504
            Miscellaneous....................................................................                1,600
                                                                                                          --------
                  Total expenses.............................................................              139,888
                                                                                                          --------
                  Net investment loss   .....................................................              (54,138)
                                                                                                          --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain on investments ......................................................              515,870
      Unrealized depreciation on investments.................................................             (208,423)
                                                                                                          --------
            Net realized and unrealized gain on investments..................................              307,447
                                                                                                          --------
                  Net Increase in Net Assets Resulting from Operations ......................            $ 253,309
                                                                                                         =========

See Notes to Financial Statements.
6

                        The Matterhorn Growth Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------
                                                                                   Six Months          Year
                                                                                 Ended December        Ended
                                                                                    31, 1997*      June 30, 1997
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss.......................................................           $ (54,138)      $ (107,624)
Net realized gain on investments .........................................             515,870          271,540
Unrealized appreciation (depreciation) on investments.....................            (208,423)         751,797
                                                                                    ----------       ----------
      Net increase in net assets resulting from operations ...............             253,309          915,713
                                                                                    ----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investments..........................................            (345,985)      (1,051,231)
                                                                                    ----------       ----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold.................................................             248,537          889,719
Net asset value of shares issued on reinvestment of distributions.........             320,389          985,471
Cost of shares redeemed...................................................            (769,659)      (1,342,657)
                                                                                    ----------       ----------
      Net increase (decrease) from capital share transactions ............            (200,733)         532,533
                                                                                    ----------       ----------

            Total increase (decrease) in net assets ......................            (293,409)         397,015

NET ASSETS
Beginning of period.......................................................           9,212,823        8,815,808
                                                                                    ----------       ----------
End of period ............................................................          $8,919,414       $9,212,823
                                                                                    ==========       ==========

CHANGE IN SHARES
Shares sold ..............................................................              35,813          134,740
Shares issued on reinvestment of distributions............................              47,819          158,947
Shares redeemed...........................................................            (110,997)        (201,491)
                                                                                    ----------       ----------
Net increase (decrease)...................................................             (27,365)          92,196
                                                                                    ==========       ==========

*Unaudited.

See Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

FINANCIAL HIGHLIGHTS - For a capital share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------
                                                 For the Six
                                                Months Ended
                                                December 31,
                                              1997 (Unaudited) 1997      1996(a)     1995       1994       1993*
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.............    $ 6.82     $ 7.00     $ 6.88     $ 5.87     $ 7.09     $ 6.30
                                                   ------     ------     ------     ------     ------     ------
Income from investment operations:
   Net investment loss ........................      (.04)      (.07)      (.12)      (.17)      (.17)      (.04)
   Net realized and unrealized gain on
      investments..............................       .23        .74        .85       1.28        .71       1.77
                                                   ------     ------     ------     ------     ------     ------
Total from investment operations...............       .19        .67        .73       1.11        .54       1.73
                                                   ------     ------     ------     ------     ------     ------

Less distributions:
   From net realized gains.....................      (.27)      (.85)      (.61)      (.10)     (1.76)      (.94)
                                                   ------     ------     ------     ------     ------     ------
Total distributions............................      (.27)      (.85)      (.61)      (.10)     (1.76)      (.94)
                                                   ------     ------     ------     ------     ------     ------

Net asset value, end of year...................    $ 6.74     $ 6.82     $ 7.00     $ 6.88     $ 5.87     $ 7.09
                                                   ======     ======     ======     ======     ======     ======

Total return ..................................      2.98%     10.81%     11.60%     19.32%      5.60%     28.89%
Ratios/supplemental data:
Net assets, end of period (000's omitted)......    $8,919     $9,213     $8,816     $8,993     $8,201     $8,048
Ratio to average net assets:
   Expenses (excluding interest) ..............      3.08%++    4.00%      4.21%      4.62%      4.87%      4.27%
   Interest expense............................       .00        .00        .02        .56        .14        .12
                                                   ------     ------     ------     ------     ------     ------
   Total expenses, net of reimbursement........      3.08%      4.00%+     4.23%      5.18%      5.01%      4.39%
                                                   ======     ======     ======     ======     ======     ======
   Net investment loss.........................     (1.19)%++  (1.23)%    (1.64)%    (2.50)%    (2.77)%     (.62)%
                                                   ======     ======     ======     ======     ======     ======

Portfolio turnover rate .......................     49.07%    137.38%     88.32%     72.11%    160.06%    167.27%

Average commission rate paid**.................    $.0874     $.0623        $ -        $ -        $ -        $ -

(B) BANK LOANS
Amount outstanding at end of period
  (000's omitted)..............................       $ -        $ -        $ -      $ 366       $ 27        $ -
Average amount of bank loans outstanding during
  the period (monthly average) (000's omitted).       $ -        $ -       $ 12      $ 456       $ 44       $ 49
Average number of shares outstanding during
  the period (monthly average) (000's omitted)*         -          -      1,306      1,369      1,268        773
Average amount of debt per share during
  the period...................................       $ -        $ -      $ .01      $ .33      $ .03      $ .06

* Based on average month-end shares outstanding.
** A fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rule took effect on September 30, 1996 and is not required for periods prior to that date.
+ In the absence of the expense reimbursement, expenses would have been 4.17% of average net assets for the year ended June 30, 1997.
++Annualized.
(a) On March 15, 1996, the investment adviser changed, and Matterhorn Asset Management Corporation became the Fund's investment adviser.

See Notes to Financial Statements.
8

                        The Matterhorn Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Matterhorn Growth Fund, Inc. (the "Fund") is a Maryland corporation incorporated on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities are valued daily based upon latest closing market prices for those securities traded on national securities exchanges, or if there has been no sale that day at the mean between the last bid and asked prices, and at the closing bid price for those securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities and assets are valued at fair value, as determined in good faith by the Board of Directors.

      B. Equity Option Contracts. When the Fund writes a call option, the premiums received are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

           The premium paid by the Fund for the purchase of an option is included as an investment and is marked-to-market daily to reflect the current value of the option purchased. If the purchased option is not exercised prior to expiration, the premium paid is treated as realized loss. If the Fund exercised a call option, the cost of the security is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

      C. Security Transactions and Related Investment Income. Securities transactions are accounted for on the trade date, and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is determined on a first-in, first out basis for both financial statement and federal income tax purposes.

           It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

      D. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

      E. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

                        The Matterhorn Growth Fund, Inc.

--------------------------------------------------------------------------------

      F. Use of Estimates. The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      A. Investment Advisory Agreements. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The advisory fee paid to the Adviser for the six months ended December 31, 1997 totaled $45,746. The Fund is responsible for its own operating expenses, as defined. The Adviser has agreed until March 15, 1998, to reimburse the Fund to the extent that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) exceeds 4% of the Fund's average net assets. No reimbursements were required for the period.

      B. Distribution Agreements. Bainbridge Securities Inc. ("Bainbridge") and Cumberland Brokerage Corporation ("Cumberland") act as co-distributors for shares of the Fund pursuant to a Distribution Agreement. Bainbridge and Cumberland are affiliates of the Adviser.

      C. Distribution Plan. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge and Cumberland an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge and Cumberland as compensations for their services rendered.

      D. Administration Agreement. Pursuant to an administration agreement with Investment Company Administration Corporation ("Administrator" or "ICAC") the Fund pays ICAC for its services a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $40,000.

      E. Other. The Fund pays each Directors who are not "interested persons" a $300 attendance fee and any expenses incurred to attend the meetings. Prior to December 5, 1997, the Fund paid each Director an attendance fee of $250. Total fees paid to Directors for six months ended December 31, 1997 are included in the "Statement of Operations". Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and co-distributors.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the six  months  ended  December  31,  1997,  purchases  and  sales of
securities   other  than  short-term   securities   aggregated   $4,731,840  and
$3,973,963, respectively.
10

          INVESTMENT ADVISER

 Matterhorn Asset Management Corporation
  301 Oxford Valley Road, Suite 802B
     Yardley, Pennsylvania 19067



           CO-DISTRIBUTORS

      Bainbridge Securities Inc.
  301 Oxford Valley Road, Suite 801B
     Yardley, Pennsylvania 19067
                                                              THE
   Cumberland Brokerage Corporation                        MATTERHORN
          614 Landis Avenue                                   GROWTH
      Vineland, New Jersey 08360                              FUND, INC.



              CUSTODIAN

           Star Bank, N.A.
          425 Walnut Street
        Cincinnati, Ohio 45202



            TRANSFER AGENT

     American Data Services, Inc.
     150 Motor Parkway, Suite 109
       Happauge, New York 11788
            1-800-637-3901

This   report   is    intended    for
shareholders  of the Fund and may not
be used as  sales  literature  unless
preceded or  accompanied by a current                  Semi-Annual Report
prospectus.

Past  performance  results  shown  in                  December 31, 1997
this report  should not be considered
a     representation     of    future
performance.  Share price and returns
will  fluctuate so that shares,  when
redeemed,  may be worth  more or less
than their original cost.  Statements
and  other  information   herein  are
dated and are subject to change.